Summary of Significant Accounting Policies - Credit Risk and Concentration (Details) - Customer Concentration Risk - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Benchmark
Concentration Risk [Line Items]
Number of customers accounted for 10% or more	3	3	1	0	3
Revenue Benchmark | One Customer
Concentration Risk [Line Items]
Concentration risk percentage		29.00%	21.00%
Accounts Receivable
Concentration Risk [Line Items]
Number of customers accounted for 10% or more	3		2	4
Accounts Receivable | One Customer
Concentration Risk [Line Items]
Concentration risk percentage			33.00%